Related party transactions - Additional Information (Details)	12 Months Ended
Dec. 31, 2022
Edigene beijing Inc [Member]
Related party transactions
Description of nature of related party relationship	A director of this entity is also a director of the Company
Juventas Cell Therapy Ltd.
Related party transactions
Description of nature of related party relationship	A director of this entity is also a director of the Company
Hangzhou ImmuQuad Biotechnologies, LLC
Related party transactions
Description of nature of related party relationship	A director of this entity is also a director of the Company